Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 847,322,500.00
Previously Paid Amount	0.00
Total Fee Amount	117,015.24
Total Offset Amount	0.00
Net Fee	117,015.24
Narrative - Max Aggregate Offering Price	$ 847,322,500.00
Final Prospectus	true